Income Taxes - Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses	$ 239	$ 217
Italian goodwill tax step-up	111	101
Interest expense limitation carryforward	92	51
Provisions not currently deductible for tax purposes	17	23
Lease liabilities	19	23
Depreciation and amortization	21	9
Other	22	30
Gross deferred tax assets	521	453
Valuation allowance	(278)	(237)	$ (225)	$ (181)
Deferred tax assets, net of valuation allowance	244	216
Deferred tax liabilities:
Acquired intangible assets	142	128
Depreciation and amortization	136	102
Italian goodwill equity reserve liability	108	96
Lease right-of-use assets	21	23
Other	4	0
Total deferred tax liabilities	411	349
Net deferred income tax liability	(168)	(133)
Deferred income taxes - non-current asset	40	37
Deferred income taxes - non-current liability	$ (208)	$ (170)